Debt, Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents [abstract]
Summary of Changes in Financial Position
Changes in financial position during the period were as follows:

(€ million)	June 30, 2022	December 31, 2021
Long-term debt	15,942	17,123
Short-term debt and current portion of long-term debt	3,063	3,183
Interest rate and currency derivatives used to manage debt	198	(56)
Total debt	19,203	20,250
Cash and cash equivalents	(6,899)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	(114)	(169)
Net debt (a)	12,190	9,983
(a)Net debt does not include lease liabilities, which amounted to €2,231 million as of June 30, 2022 and €2,108 million as of December 31, 2021.

Summary of Reconciliation of Carrying Amount to Value on Redemption
A reconciliation of the carrying amount of net debt in the balance sheet to value on redemption as of June 30, 2022 is shown below:

(€ million)				Value on redemption
	Carrying amount at June 30, 2022	Amortized cost	Adjustment to debt measured at fair value	June 30, 2022	December 31, 2021
Long-term debt	15,942	57	134	16,133	17,176
Short-term debt and current portion of long-term debt	3,063	(3)	3	3,063	3,183
Interest rate and currency derivatives used to manage debt	198	—	(137)	61	(45)
Total debt	19,203	54	—	19,257	20,314
Cash and cash equivalents	(6,899)	—	—	(6,899)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	(114)	—	—	(114)	(169)
Net debt (a)	12,190	54	—	12,244	10,047
(a)Net debt does not include lease liabilities, which amounted to €2,231 million as of June 30, 2022 and €2,108 million as of December 31, 2021.

Summary of Net Debt by Type Valuation of Redemption
The table below shows an analysis of net debt by type, at value on redemption:

(€ million)	June 30, 2022			December 31, 2021
	non-current	current	Total	non-current	current	Total
Bond issues	16,064	2,791	18,855	17,118	2,828	19,946
Other bank borrowings	69	119	188	21	163	184
Other borrowings	—	4	4	37	3	40
Bank credit balances	—	149	149	—	189	189
Interest rate and currency derivatives used to manage debt	—	61	61	—	(45)	(45)
Total debt	16,133	3,124	19,257	17,176	3,138	20,314
Cash and cash equivalents	—	(6,899)	(6,899)	—	(10,098)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	(114)	(114)	—	(169)	(169)
Net debt	16,133	(3,889)	12,244	17,176	(7,129)	10,047

Summary of Market Value of Net Debt
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	June 30, 2022	December 31, 2021
Market value	11,511	11,024
Value on redemption	12,244	10,047